Long-term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Investment Holdings [Line Items]
Investments accounted for under equity method		¥ 32,285	¥ 42,166	¥ 41,749
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount		0	0	0
Distribution from capital reduction of equity investees		198	361	237
Equity Method Investee [Member]
Summary of Investment Holdings [Line Items]
Distribution from capital reduction of equity investees		¥ 9,925
Nanjing Qiqian Alpha Equity Investment LLP [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity		49.26%
Shanghai Dewu Chuxing Investment Management Partnership [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity		47.62%
Huibao Huipei [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity		49.00%
Xiaoke [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity		49.00%
Qiqian [Member] | Equity Method Investee [Member]
Summary of Investment Holdings [Line Items]
Distribution from capital reduction of equity investees		¥ 909
Huibao Huipei [Member] | Equity Method Investee [Member]
Summary of Investment Holdings [Line Items]
Distribution from capital reduction of equity investees		582
Common Stock [Member] | Nayuki [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)				(109)
Gain on sale of investments	¥ 78
Private Equity Funds [Member] | Right Time SPC [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)		¥ 62	¥ (257)	¥ (2,675)